Liquidity and Going Concern Issues	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Going Concern Disclosure [Abstract]
Liquidity and Going Concern Issues
Note 2 — Liquidity and Going Concern Issues

The Company’s independent registered public accounting firm’s report issued on our consolidated financial statements for the years ended December 31, 2013 and 2012 included an explanatory paragraph describing the existence of conditions that raise substantial doubt about the Company’s ability to continue as a going concern, including continued operating losses and the potential inability to pay currently due debts. The net loss from operations for the first nine months of 2014 was $3,187,301. The Company has incurred a net loss from continuing operations consistently over the last 2 years. The Company incurred annual net losses from its continuing operations of $10,146,228 in 2013 and $4,747,387 in 2012, and has an accumulated deficit of $37,842,837 as of September 30, 2014. The Company’s ongoing losses have had a significant negative impact on the Company’s financial position and liquidity. As at September 30, 2014 the Company had a working capital deficit of $878,432.

The Company’s cash requirements are primarily for funding operating losses, working capital, research, principal and interest payments on debt obligations, and capital expenditures. Historically, the Company has met these cash needs by borrowings under notes, sales of convertible debt, the sales of equity securities and the sale of assets.

Since the closing of the Company’s public stock offering on August 5, 2013 and the related debt conversions and repayments, the Company has had the financial resources to better execute on its business plan. However the Company’s continued operating losses and large composition of past due accounts payable with certain vendors continue to affect the efficient operations of the Company and slow new product development.

During the first nine months of 2014, holders of the warrants issued in our public offering which closed on August 5, 2013 exercised for cash warrants for the purchase of 856,996 shares of common stock and the Company received proceeds of $1,928,241 from such warrant exercises. During the fourth quarter period running from October 1, 2014 to November 14, 2014, we received further warrant exercises to purchase 322,800 shares of common stock for which the Company received net proceeds of $726,300.

On June 3, 2014, we entered into and closed a securities purchase agreement (the “June 2014 Purchase Agreement”) with various accredited investors (the “June 2014 Investors”) pursuant to which we issued and sold to the June 2014 Investors a total of $3,000,000 principal amount of 5% Senior Secured Convertible Notes (the “June 2014 Notes”). The June Notes are secured by a first security interest in all the assets of the Company. There are no scheduled payments on the June 2014 Notes, which are due on June 3, 2017, prior to maturity. Interest on the June 2014 Notes accrues at the rate of 5% per year, compounded annually, and is payable at maturity in cash, or (provided certain conditions are met) in shares of common stock valued at the then effective conversion price. The June 2014 Notes are convertible into common stock at an initial conversion price of $2.25 per share, subject to adjustment in the event of stock splits, stock dividends, and similar transactions, and in the event of subsequent sales of common stock or securities convertible or exercisable for common stock, at a price per share lower than the then effective conversion price, subject to certain exceptions. The Company is not permitted to prepay any portion of the principal amount of the June 2014 Notes without the prior written consent of the June 2014 Investors unless certain conditions are met.

The June 2014 Note financing and cash warrant exercise proceeds have provided the Company sufficient capital to implement its current operating plan and planned new product development activities for 2014 thus far.

The Company’s cash requirements depend on numerous factors, including new product development activities, our ability to commercialize our products, their timely market acceptance, selling prices and gross margins, and other factors. To the extent the Company has sufficient operating funds, it expects to carefully devote capital resources to the development of new products and to continue its waveguide and HD display engine development programs, hire additional staff, and undertake new product marketing activities. Such expenditures, along with further future net operating losses, product tooling expenses, software development costs, and related working capital investments, will be the principal uses of cash. The Company must grow its business significantly to become profitable and self-sustaining on a cash flow basis or it will be required to raise new capital.

The Company’s management intends to take actions necessary to continue as a going concern, as discussed herein, and accordingly our condensed consolidated financial statements have been prepared assuming that we will continue as a going concern. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Management’s plans concerning these matters and managing our liquidity includes among other things:

•	managing working capital through better optimization of inventory levels;
•	focusing on selling higher gross margin products, which will mean a greater emphasis on augmented reality and smart glasses products;
•	the introduction of see-through binocular waveguide and new higher resolution Video Eyewear;
•	reducing operating costs wherever possible;
•	minimizing capital expenditures by eliminating, delaying or curtailing discretionary and non-essential spending;
•	deferring some research and development and delaying some planned new products based on new technology;
•	exploring options with respect to new equity financings or debt borrowings; and
•	exploring the licensing of our IP.

The Company and its management cannot make assurances as to whether any of these actions can be effected on a timely basis, on satisfactory terms or maintained once initiated, and even if successful, whether our liquidity plan will limit certain of our operational and strategic initiatives designed to grow the business over the long term or whether such initiatives will be limited by the availability of capital. The Company expects that if it does not receive adequate levels of cash warrant exercises over the next 12 months to fund operations it may be required to sell new debt or equity securities.

In order for us to achieve positive cash flow from operations, our product sales will need to increase. The Company in 2014 is now effectively shipping all new models and products as compared to its offerings last year. However, if these products are not successful within a reasonable time period, we will have to raise additional capital to maintain operations and/or materially reduce our operating and new product development costs. New products incorporating our waveguide optics and HD resolution Video Eyewear products may be delayed as a result.

If the Company is required to raise additional funds by selling additional shares of its capital stock, or securities convertible into shares of its capital stock, the ownership interest of existing shareholders may be diluted. The amount of dilution could be increased by the issuance of new warrants or securities with other dilutive characteristics, such as full ratchet anti-dilution clauses or price resets. The Company can give no assurance that it will be able to obtain additional financing on favorable terms or at all. If it is unable to become profitable and self-sustaining on a cash flow basis and needs to obtain future external funding, the Company could be forced to delay, reduce or eliminate its research and development programs, future commercialization efforts or otherwise curtail its business, which could adversely affect its business prospects. These factors raise substantial doubt about our ability to continue as a going concern.

Note 3 —Going Concern Issues

The Company’s independent registered public accounting firm’s report issued on our consolidated financial statements for the years ended December 31, 2013 and 2012 included an explanatory paragraph describing the existence of conditions that raise substantial doubt about the Company’s ability to continue as a going concern, including continued operating losses and the potential inability to pay currently due debts. The Company has incurred a net loss from continuing operations consistently over the last 2 years. The Company incurred annual net losses from its continuing operations of $10,146,228 in 2013 and $4,747,387 in 2012, and has an accumulated deficit of $36,292,532 as of December 31, 2013. The Company’s ongoing losses have had a significant negative impact on the Company’s financial position and liquidity.

The Company’s cash requirements are primarily for funding operating losses, working capital, research, principal and interest payments on debt obligations, and capital expenditures. Historically, the Company has met these cash needs by borrowings under notes, sales of convertible debt, the sales of equity securities and the sale of assets. The major transactions over the last two years included:

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The sale of assets relating to the Company’s Tactical Display Group business (the “TDG Assets”) on June 15, 2012 and subsequent debt repayments and debt deferrals. The Company received net proceeds of $7,520,197.

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On March 21, 2013, the Company issued a five year secured 16% convertible debenture in the amount of $800,000. The entire principal amount and related accrued interest of this loan along with a $160,000 early repayment penalty was repaid upon the closing of the Company’s public offering on August 5, 2013.

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On July 15, 2013, the Company issued a five year secured 16% convertible debenture in the amount of $200,000. The entire principal amount and related accrued interest of this loan along with a $40,000 early repayment penalty was repaid upon the closing of the Company’s public offering on August 5, 2013.

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On August 5, 2013, the Company closed its public offering of 4,025,000 shares of common stock, and warrants to purchase up to an aggregate of 4,025,000 shares of common stock, at a public offering price of $2.00 per share and $0.0001 per warrant. The warrants have a per share exercise price of $2.25, are exercisable immediately, and expire 5 years from the date of issuance. Total gross proceeds from the public offering were $8,050,000, before underwriting discounts and commissions and other offering expenses payable by Vuzix of $1,358,641. Simultaneous with the closing of this public offering $2,316,007 in outstanding secured debt and accrued interest thereon, converted into common stock and warrants with the same material terms at a conversion price equal to the offering price of $2.00. Additionally $1,642,569 in outstanding long-term accrued compensation and accrued interest owed to our officers was converted into common stock and similar warrants at a conversion price equal to the offering price of $2.00.

The above public offering and related debt conversions and repayments have allowed the Company to cure all its prior debt defaults. Since the closing of the public offering on August 5, 2013, the Company has had the financial resources to better execute on its business plans and reduced the doubt about its ability to continue as a going concern. However the Company’s continued operating losses and large composition of old accounts payable continues to affect the efficient operations of the Company and slows new product development.

The Company’s cash requirements depend on numerous factors, including new product development activities, our ability to commercialize our products, their timely market acceptance, selling prices and gross margins, and other factors. To the extent the Company has sufficient operating funds, it expects to carefully devote capital resources to the development of new products and to continue its waveguide and HD display engine development programs, hire and train additional staff, and undertake new product marketing activities. Such expenditures, along with further future net operating losses, product tooling expenses, and related working capital investments, will be the principal use of cash. The Company must grow its business significantly to become profitable and self-sustaining on a cash flow basis or it will be required to raise new capital.

The Company’s management intends to take actions necessary to continue as a going concern, as discussed herein, and accordingly our consolidated financial statements have been prepared assuming that we will continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Management’s plans concerning these matters and managing our liquidity includes among other things:

•	managing working capital through better optimization of inventory levels;
•	focusing on selling higher gross margin products, which will mean a greater emphasis on augmented reality and smart glasses products;
•	the introduction of see-through waveguide and new higher resolution Video Eyewear;
•	reducing operating costs wherever possible;
•	minimizing capital expenditures by eliminating, delaying or curtailing discretionary and non-essential spending;
•	deferring some research and development and delaying some planned new products based on new technology;
•	exploring options with respect to new equity financings or debt borrowings; and
•	exploring the licensing of our IP

The Company and its management cannot make assurances as to whether any of these actions can be effected on a timely basis, on satisfactory terms or maintained once initiated, and even if successful, whether its liquidity plan will limit certain of our operational and strategic initiatives designed to grow the business over the long term or whether such initiatives will be limited by the availability of capital.

Continued increases in product sales and engineering services will be important steps to achieving cash-flow positive operations. The Company in calendar 2014 is now effectively shipping all new models and products as compared to its offerings last year. However, if these products are not successful within a reasonable time period, we will have to raise additional capital to maintain operations and/or materially reduce our operating and new product development costs. New products incorporating our waveguide optics and HD resolution Video Eyewear products may be delayed as a result.

If the Company is required to raise additional funds by selling additional shares of its capital stock, or securities convertible into shares of its capital stock, the ownership interest of existing shareholders may be diluted. The amount of dilution could be increased by the issuance of warrants or securities with other dilutive characteristics, such as full ratchet anti-dilution clauses or price resets. The Company can give no assurance that it will be able to obtain additional financing on favorable terms or at all. If it is unable to become profitable and self-sustaining on a cash flow basis and needs to obtain future external funding, the Company could be forced to delay, reduce or eliminate its research and development programs, future commercialization efforts or otherwise curtail its business, which could adversely affect its business prospects. These factors raise substantial doubt about our ability to continue as a going concern.